Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Gold & Special Minerals Fund))	0 Months Ended
Oct. 26, 2012
MSCI World Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
5 Years (or life of class, if less)	9.24% [1]
MSCI World Index
Average Annual Return:
1 Year	(5.54%)
5 Years (or life of class, if less)	(2.37%)
10 Years (or life of class, if less)	3.62%
Class A
Average Annual Return:
1 Year	(29.96%)
5 Years (or life of class, if less)	9.01%
10 Years (or life of class, if less)	20.30%
Inception Date	Jul. 19, 1983
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(30.86%)
5 Years (or life of class, if less)	7.63%
10 Years (or life of class, if less)	18.43%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(18.79%)
5 Years (or life of class, if less)	7.40%
10 Years (or life of class, if less)	17.58%
Class B
Average Annual Return:
1 Year	(29.74%)
5 Years (or life of class, if less)	9.12%
10 Years (or life of class, if less)	20.45%
Inception Date	Nov. 01, 1995
Class C
Average Annual Return:
1 Year	(26.87%)
5 Years (or life of class, if less)	9.49%
10 Years (or life of class, if less)	20.13%
Inception Date	Nov. 01, 1995
Class N
Average Annual Return:
1 Year	(26.61%)
5 Years (or life of class, if less)	9.93%
10 Years (or life of class, if less)	20.65%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	(25.37%)
5 Years (or life of class, if less)	(6.86%)
10 Years (or life of class, if less)
Inception Date	Sep. 07, 2010

[1]	From 8-31-10